Total
ICON Utilities Fund
ICON Utilities Fund
Investment Objective/Goals
Seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 50 of the Fund’s prospectus, and in “Sales Charge” on page 34 in the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - ICON Utilities Fund	Class A		Class S
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of purchase price)	5.75%		none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%	[1]	none
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - ICON Utilities Fund		Class A	Class S
Management Fees		1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.52%	0.57%
Total Annual Fund Operating Expenses		1.77%	1.57%
Expense Reimbursement	[1],[2]	(0.30%)	(0.35%)
Net Annual Fund Operating Expenses After Expense Reimbursement	[1],[2]	1.47%	1.22%
[1]	During the year ended September 30, 2019, ICON Advisers reimbursed $18,021 and $130,722 of Class A and S expenses, respectively. At September 30, 2019, ICON Advisers was reimbursing expenses for Class A and S.
[2]	ICON Advisers contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.47% and Class S of 1.22%. This expense limitation may be terminated at any time after January 31, 2021 upon 30 days written notice to the Fund’s Board of Trustees. ICON Advisers is entitled to recoup from the Fund any fees reimbursed pursuant to this arrangement if such recoupment does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the expenses were reimbursed or absorbed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - ICON Utilities Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	716	1,073	1,452	2,513
Class S	124	461	822	1,835

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 144% of the average value of its whole portfolio.

Principal Investment Strategies.

The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Utilities sectors (as determined by the Global Industry Classification Standard) including, but not limited to: Electric Utilities, Gas Utilities, Independent Power Producers & Energy Traders, Multi-utilities, Renewable Electricity and Water Utilities. This strategy may not be changed unless the Fund shareholders are given at least 60 days prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.

Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry, Sector, and Concentration Risk.  Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Utilities sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries, including the Electric Utilities, Gas Utilities, Multi Utilities, Water Utilities, Independent Power and Renewable Electricity Producers industries. Utility companies are affected by supply and demand, operating costs, government regulation, environmental factors, liabilities for environmental damage and general civil liabilities, and rate caps or rate changes. The value of regulated utility equity securities may tend to have an inverse relationship to the movement of interest rates. The recent trend towards deregulation in the Utilities sector presents special risks. Utility companies may be subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return. Some companies, however, may be forced to defend their core business and may be less profitable. In addition, natural disasters, terrorist attacks, government intervention or other factors may render a utility company’s equipment unusable or obsolete and negatively impact profitability. Additional risks can include fuel and other operating cost increases, restrictions on operations and increased costs and delays associated with compliance with environmental and nuclear safety regulations, and difficulties involved in obtaining natural gas for resale or fuel for generating electricity at reasonable prices.

Non-Diversified Portfolio Risk.  The Fund is “non-diversified” which means it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk.  The Fund may invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Portfolio Turnover Risk.  Active trading generates transaction costs which, in turn, can affect performance. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, affect the Fund’s performance.

Stock Market Risk.  The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Performance History

The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.

Year-by-Year Total Return as of 12/31 - Class S (Best Quarter: Q1 2016 17.29% Worst Quarter: Q2 2015 -7.50%)

Average Annual Total Returns for the Periods ended 12/31/19
Average Annual Total Returns - ICON Utilities Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class S	22.24%	9.43%	10.82%	8.77%	Jul. 09, 1997
Class S | Return After Taxes on Distributions	19.79%	7.24%	9.38%	6.25%	Jul. 09, 1997
Class S | Return After Taxes on Distributions and Sale of Fund Shares	13.35%	6.66%	8.46%	6.08%	Jul. 09, 1997
Class S | S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)	30.90%	11.46%	13.52%	8.09%	Jul. 09, 1997
Class S | S&P 1500 Utilities Index (reflects no deduction for fees, expenses, or taxes)	25.20%	10.51%	12.15%	8.99%	Jul. 09, 1997
Class A	14.83%	7.84%		10.15%	Sep. 30, 2010
Class A | S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)	30.90%	11.46%		14.13%	Sep. 30, 2010
Class A | S&P 1500 Utilities Index (reflects no deduction for fees, expenses, or taxes)	25.20%	10.51%		12.60%	Sep. 30, 2010

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.